Fair Value - Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	¥ 8,175,270	¥ 5,894,752
Debt securities	1,197,725	1,118,962
Financing liabilities	10,163,557	7,665,168
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	69,751	85,235
Fair value [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	7,964,497	5,696,283
Financing liabilities	10,008,013	7,440,205
Fair value [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	¥ 69,751	¥ 85,235